Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 04, 2021	Apr. 11, 2019	Dec. 17, 2019	May 31, 2019	May 20, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020	Jan. 22, 2020	Mar. 23, 2019
Accounting Policies [Abstract]
Purchase of warrants shares (in Shares)	750,000
Warrants exercise price per share (in Dollars per share)	$ 0.01								$ 1.80	$ 1.80	$ 2.20
Fair value of warrant		$ 1,638,000			$ 762,480	$ 1,700,000	$ 3,420,000
Stock price of per share (in Dollars per share)	$ 2.27
Risk-free interest rate	0.08%							10.00%
Debt maturity period	5 years
Interest rate of volatility	71.57%
Share-based payment for service						$ 1,695,042
Shares of common stock (in Shares) (in Shares)			1,253,814
Equity ownership interest			20.00%
Investment income				$ 1,000,000
Estimated useful lives							6 years 2 months 12 days
Distribution service fees							$ 1,631,318	$ 238,963
Earned distribution service fees							$ 2,140,840
Tax benefit							50.00%